UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2018

ITEM 1.	REPORT TO STOCKHOLDERS

April 30, 2018

Semiannual Report

to Shareholders

Deutsche Global High Income Fund

(Effective on or about July 2, 2018, Deutsche Global High Income Fund will be renamed DWS Global High Income Fund.)

Contents

3	Letter to Shareholders
4	Performance Summary
9	Portfolio Management Team
9	Portfolio Summary
11	Investment Portfolio
26	Statement of Assets and Liabilities
28	Statement of Operations
29	Statements of Changes in Net Assets
31	Financial Highlights

37	Notes to Financial Statements
52	Information About Your Fund’s Expenses
54	Advisory Agreement Board Considerations and Fee Evaluation
59	Account Management Resources
61	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Please read the prospectus for details.

The brand DWS represents DWS Group Gmbh & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche Global High Income Fund

Letter to Shareholders

Dear Shareholder:

You may have noticed a new logo appearing on the cover of this report. As of March 23, 2018, Deutsche Asset Management has adopted its existing European brand, DWS, globally. As we have consolidated several businesses over the last several years, each of which has grown up relatively independently, the time has now come to be united under a single brand that reflects our global identity and the full breadth of capabilities we offer to our clients.

The DWS brand — Deutsche Gesellschaft für Wertpapiersparen — draws on our roots in the German market, going back over 60 years. It was established in Hamburg in 1956 with a singular objective: to assist private investors in building wealth and managing risk. We have been fulfilling that promise for generations. Today, the DWS name is synonymous with the values that we have continuously lived up to, and those that will remain central to our future success: Excellence, Entrepreneurship, Sustainability and Integrity. It is therefore a name that we are proud to adopt and build upon as our brand here in the Americas.

In connection with this change, our web site has recently been redesigned with a new address: dws.com. However, for your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. Please visit us online to find the most current insights from our CIO, economists and investment specialists.

As always, thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions as we march forward gathering our unique qualities and capabilities under one roof, DWS.

Best regards,

Hepsen Uzcan President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche Global High Income Fund	|	3

Performance Summary	April 30, 2018 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/18
Unadjusted for Sales Charge	–0.52%	3.00%	4.26%	6.59%
Adjusted for the Maximum Sales Charge (max 4.50% load)	–5.00%	–1.63%	3.30%	6.10%
ICE Bank of America Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index†	–0.04%	3.57%	5.05%	7.74%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		3.58%	4.56%	6.89%
Adjusted for the Maximum Sales Charge (max 4.50% load)		–1.08%	3.61%	6.40%
ICE Bank of America Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index†		3.99%	5.30%	8.10%

Class T	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/18
Unadjusted for Sales Charge	–0.52%	2.99%	4.22%	6.56%
Adjusted for the Maximum Sales Charge (max 2.50% load)	–3.01%	0.42%	3.69%	6.29%
ICE Bank of America Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index†	–0.04%	3.57%	5.05%	7.74%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		3.42%	4.49%	6.87%
Adjusted for the Maximum Sales Charge (max 2.50% load)		0.83%	3.96%	6.60%
ICE Bank of America Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index†		3.99%	5.30%	8.10%

4	|	Deutsche Global High Income Fund

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/18
Unadjusted for Sales Charge	–1.02%	2.25%	3.49%	5.80%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–1.99%	2.25%	3.49%	5.80%
ICE Bank of America Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index†	–0.04%	3.57%	5.05%	7.74%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		2.68%	3.76%	6.12%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		2.68%	3.76%	6.12%
ICE Bank of America Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index†		3.99%	5.30%	8.10%

Class R6	6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 4/30/18
No Sales Charges	–0.39%	3.31%	5.76%
ICE Bank of America Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index†	–0.04%	3.57%	7.05%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
No Sales Charges		3.73%	5.59%
ICE Bank of America Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index†		3.99%	7.25%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/18
No Sales Charges	–0.41%	3.23%	4.50%	6.81%
ICE Bank of America Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index†	–0.04%	3.57%	5.05%	7.74%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
No Sales Charges		3.66%	4.77%	7.11%
ICE Bank of America Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index†		3.99%	5.30%	8.10%

Deutsche Global High Income Fund	|	5

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/18
No Sales Charges	–0.41%	3.42%	4.60%	6.94%
ICE Bank of America Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index†	–0.04%	3.57%	5.05%	7.74%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
No Sales Charges		3.70%	4.84%	7.23%
ICE Bank of America Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index†		3.99%	5.30%	8.10%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2018, are 0.96%, 1.08%, 1.71%, 0.78%, 0.78% and 0.67% for Class A, Class T, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Institutional Class shares of Deutsche Global High Income Fund during such periods and have been adjusted to reflect the higher total annual operating expenses. Any difference in expenses will affect performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

6	|	Deutsche Global High Income Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.5%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on November 1, 2016.

†	ICE Bank of America Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index (name changed from Bank of America Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index effective October 22, 2017) contains all securities in the ICE Bank of America Merrill Lynch Global High Yield Index that are non-financials and from developed markets countries, but caps issuer exposure at 2%.

‡	Total returns shown for periods less than one year are not annualized.

Deutsche Global High Income Fund	|	7

	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Net Asset Value
4/30/18	$6.74	$6.74	$6.77	$6.71	$6.77	$6.72
10/31/17	$6.94	$6.95	$6.97	$6.92	$6.98	$6.92
Distribution Information as of 4/30/18
Income Dividends, Six Months	$.16	$.16	$.14	$.17	$.17	$.17
April Income Dividend	$.0270	$.0270	$.0230	$.0286	$.0283	$.0284
SEC 30-day Yield‡‡	4.54%	4.76%	4.00%	5.05%	4.96%	5.00%
Current Annualized Distribution Rate‡‡	4.81%	4.81%	4.08%	5.11%	5.02%	5.07%

‡‡	The SEC yield is net investment income per share earned over the six months ended April 30, 2018, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 4.47%, 3.90%, 4.97%, 4.84%, and 4.91% for Class A, Class C, Class R6, Class S and Institutional Class shares had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2018. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 4.74%, 3.98%, 5.03%, 4.90%, and 4.98% for Class A, Class C, Class R6, Class S and Institutional Class, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

8	|	Deutsche Global High Income Fund

Portfolio Management Team

Gary Russell, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2006.

–	Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.

–	Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

–	Head of US High Yield Bonds: New York.

–	BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Thomas R. Bouchard, Director

Portfolio Manager of the Fund. Began managing the Fund in 2016.

–	Joined DWS in 2006 with 6 years of industry experience. Prior to joining, served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.

–	Portfolio Manager for High Yield Strategies: New York.

–	BS, University of Wisconsin — Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	4/30/18	10/31/17
Corporate Bonds	94%	93%
Cash Equivalents	3%	7%
Loan Participations and Assignments	2%	—
Government & Agency Obligations	1%	0%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	4/30/18	10/31/17
Consumer Discretionary	21%	26%
Energy	21%	16%
Materials	20%	19%
Telecommunication Services	8%	11%
Health Care	8%	6%
Industrials	8%	8%
Consumer Staples	4%	5%
Utilities	3%	3%
Information Technology	3%	3%
Real Estate	2%	1%
Financials	1%	2%
Other Government Related	1%	0%
	100%	100%

Deutsche Global High Income Fund	|	9

Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	4/30/18	10/31/17
United States	61%	63%
Canada	10%	8%
Netherlands	8%	5%
Luxembourg	4%	5%
Cayman Islands	3%	3%
United Kingdom	2%	2%
Ireland	2%	2%
Germany	2%	2%
France	2%	2%
Jersey	1%	2%
Other	5%	6%
	100%	100%

Quality (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	4/30/18	10/31/17
AAA	—	1%
BBB	3%	4%
BB	53%	56%
B	39%	35%
CCC	4%	4%
Not Rated	1%	0%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 11. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 59 for contact information.

10	|	Deutsche Global High Income Fund

Investment Portfolio	as of April 30, 2018 (Unaudited)

	Principal Amount ($)(a)		Value ($)
Corporate Bonds 93.1%
Consumer Discretionary 19.9%
1011778 B.C. Unlimited Liability Co.:
144A, 4.25%, 5/15/2024		870,000	827,587
144A, 5.0%, 10/15/2025		1,325,000	1,274,902
Adient Global Holdings Ltd.:
144A, 3.5%, 8/15/2024	EUR	1,000,000	1,222,634
REG S, 3.5%, 8/15/2024	EUR	1,700,000	2,078,478
144A, 4.875%, 8/15/2026		465,000	434,775
Ally Financial, Inc., 5.75%, 11/20/2025		300,000	310,125
Altice Financing SA, 144A, 7.5%, 5/15/2026		1,330,000	1,310,050
Altice France SA:
144A, 6.0%, 5/15/2022		860,000	847,633
144A, 7.375%, 5/1/2026		2,685,000	2,601,094
Altice Luxembourg SA, 144A, 7.625%, 2/15/2025 (b)		500,000	450,625
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		830,000	811,325
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (b)		615,000	614,816
6.25%, 3/15/2026		520,000	514,800
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		805,000	802,987
Ashton Woods U.S.A. LLC, 144A, 6.75%, 8/1/2025		620,000	598,300
Boyd Gaming Corp., 6.875%, 5/15/2023		310,000	325,500
Cablevision Systems Corp., 5.875%, 9/15/2022		4,000,000	3,940,000
Caesars Resort Collection LLC, 144A, 5.25%, 10/15/2025		1,650,000	1,575,750
Carlson Travel, Inc., 144A, 9.5%, 12/15/2024		1,110,000	1,004,550
CCO Holdings LLC:
144A, 5.0%, 2/1/2028		1,015,000	937,231
144A, 5.125%, 5/1/2027		1,935,000	1,813,037
144A, 5.5%, 5/1/2026		1,970,000	1,918,189
144A, 5.875%, 4/1/2024		765,000	775,633
144A, 5.875%, 5/1/2027		1,040,000	1,016,600
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		2,416,000	2,391,840
144A, 7.5%, 4/1/2028 (b)		1,200,000	1,216,500
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		2,315,000	2,361,300
Series B, 6.5%, 11/15/2022		690,000	706,388
Series A, 7.625%, 3/15/2020		210,000	210,525
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		2,190,000	2,101,962
144A, 10.125%, 1/15/2023		1,395,000	1,546,706
144A, 10.875%, 10/15/2025		604,000	708,190

The accompanying notes are an integral part of the financial statements.

Deutsche Global High Income Fund	|	11

	Principal Amount ($)(a)		Value ($)
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025		311,000	322,663
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		1,940,000	1,969,100
144A, 6.5%, 6/1/2026		1,365,000	1,416,187
DISH DBS Corp.:
5.875%, 7/15/2022 (b)		1,800,000	1,655,550
5.875%, 11/15/2024		650,000	553,313
6.75%, 6/1/2021		1,290,000	1,283,550
EC Finance PLC, 144A, 2.375%, 11/15/2022	EUR	690,000	836,602
Eldorado Resorts, Inc., 6.0%, 4/1/2025		1,800,000	1,784,250
Europcar Groupe SA, 144A, 4.125%, 11/15/2024	EUR	750,000	901,769
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020		745,000	753,605
5.25%, 4/15/2023 (b)		4,070,000	4,227,712
Grupo-Antolin Irausa SA, 144A, 3.25%, 4/30/2024	EUR	1,690,000	2,086,493
HD Supply, Inc., 144A, 5.75%, 4/15/2024		405,000	425,250
Lennar Corp., 144A, 5.0%, 6/15/2027		340,000	328,100
LKQ Italia Bondco SpA, 144A, 3.875%, 4/1/2024	EUR	880,000	1,121,136
Mattel, Inc., 144A, 6.75%, 12/31/2025 (b)		1,545,000	1,504,212
Mobilux Finance SAS, 144A, 5.5%, 11/15/2024	EUR	700,000	869,624
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		545,000	553,175
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027 (b)		480,000	459,600
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		265,000	255,725
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		235,000	235,000
Sonic Automotive, Inc., 6.125%, 3/15/2027		305,000	292,800
Staples, Inc., 144A, 8.5%, 9/15/2025 (b)		725,000	677,875
Suburban Propane Partners LP, 5.75%, 3/1/2025		300,000	288,000
Telenet Finance Luxembourg Notes Sarl, 144A, 5.5%, 3/1/2028		400,000	382,000
Telenet Finance VI Luxembourg SCA, 144A, 4.875%, 7/15/2027	EUR	1,800,000	2,353,651
Toll Brothers Finance Corp., 4.35%, 2/15/2028		2,000,000	1,850,000
TRI Pointe Group, Inc., 5.25%, 6/1/2027		890,000	845,500
Unitymedia Hessen GmbH & Co., KG:
144A, 4.0%, 1/15/2025	EUR	890,000	1,138,927
144A, 5.0%, 1/15/2025		1,800,000	1,840,500
UPC Holding BV, 144A, 5.5%, 1/15/2028		3,090,000	2,858,250
UPCB Finance IV Ltd.:
144A, 4.0%, 1/15/2027	EUR	2,000,000	2,496,640
144A, 5.375%, 1/15/2025		2,585,000	2,526,837
UPCB Finance VII Ltd., 144A, 3.625%, 6/15/2029	EUR	1,720,000	2,060,143
Videotron Ltd., 144A, 5.125%, 4/15/2027		1,850,000	1,813,000
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		1,720,000	1,659,800
Virgin Media Finance PLC, 144A, 4.5%, 1/15/2025	EUR	1,000,000	1,228,689

The accompanying notes are an integral part of the financial statements.

12	|	Deutsche Global High Income Fund

	Principal Amount ($)(a)		Value ($)
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		3,490,000	3,324,225
144A, 5.5%, 8/15/2026		790,000	760,375
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		370,000	367,688
Ziggo Bond Finance BV, 144A, 4.625%, 1/15/2025	EUR	870,000	1,063,944
Ziggo Secured Finance BV, 144A, 5.5%, 1/15/2027		2,400,000	2,262,000

			94,883,492

Consumer Staples 4.1%
Aramark International Finance Sarl, 144A, 3.125%, 4/1/2025	EUR	1,000,000	1,237,886
Chobani LLC, 144A, 7.5%, 4/15/2025		220,000	221,100
Cott Corp., 144A, 5.5%, 7/1/2024	EUR	2,500,000	3,202,271
Cott Holdings, Inc., 144A, 5.5%, 4/1/2025		4,000,000	3,970,000
FAGE International SA, 144A, 5.625%, 8/15/2026		1,040,000	969,800
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		675,000	665,516
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025		1,815,000	1,705,555
144A, 6.75%, 2/15/2028		1,930,000	1,852,800
Nomad Foods Bondco PLC, 144A, 3.25%, 5/15/2024	EUR	1,300,000	1,585,300
Pilgrim’s Pride Corp.:
144A, 5.75%, 3/15/2025		365,000	356,788
144A, 5.875%, 9/30/2027		1,125,000	1,074,375
Post Holdings, Inc.:
144A, 5.625%, 1/15/2028		300,000	286,500
144A, 5.75%, 3/1/2027		1,400,000	1,370,670
Simmons Foods, Inc., 144A, 5.75%, 11/1/2024		1,300,000	1,107,158

			19,605,719

Energy 19.8%
Antero Midstream Partners LP, 5.375%, 9/15/2024		675,000	671,625
Antero Resources Corp.:
5.125%, 12/1/2022		730,000	733,650
5.375%, 11/1/2021		520,000	526,006
5.625%, 6/1/2023		235,000	239,994
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		1,560,000	1,599,000
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023 (b)		260,000	266,500
8.25%, 7/15/2025		675,000	723,944
Cheniere Corpus Christi Holdings LLC:
5.125%, 6/30/2027		2,485,000	2,422,875
5.875%, 3/31/2025		970,000	1,000,031
7.0%, 6/30/2024		2,475,000	2,707,056
Cheniere Energy Partners LP, 144A, 5.25%, 10/1/2025		1,105,000	1,080,137

The accompanying notes are an integral part of the financial statements.

Deutsche Global High Income Fund	|	13

	Principal Amount ($)(a)	Value ($)
Chesapeake Energy Corp.:
144A, 8.0%, 12/15/2022	832,000	881,920
144A, 8.0%, 1/15/2025 (b)	1,190,000	1,153,705
144A, 8.0%, 6/15/2027 (b)	2,875,000	2,767,187
CNX Midstream Partners LP, 144A, 6.5%, 3/15/2026	890,000	869,975
Continental Resources, Inc., 5.0%, 9/15/2022	2,183,000	2,218,474
Crestwood Midstream Partners LP:
5.75%, 4/1/2025	1,320,000	1,310,100
6.25%, 4/1/2023	1,745,000	1,771,175
CrownRock LP, 144A, 5.625%, 10/15/2025	1,195,000	1,180,062
DCP Midstream Operating LP, 3.875%, 3/15/2023	800,000	772,000
Diamondback Energy, Inc.:
4.75%, 11/1/2024	685,000	681,370
144A, 5.375%, 5/31/2025	455,000	461,256
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026	285,000	286,425
144A, 5.75%, 1/30/2028	285,000	286,425
Energy Transfer Equity LP, 5.5%, 6/1/2027	3,320,000	3,320,000
Extraction Oil & Gas, Inc.:
144A, 5.625%, 2/1/2026	1,110,000	1,079,808
144A, 7.375%, 5/15/2024	465,000	485,925
Genesis Energy LP:
6.25%, 5/15/2026	1,695,000	1,618,725
6.5%, 10/1/2025	2,110,000	2,073,075
Gulfport Energy Corp.:
6.0%, 10/15/2024	365,000	346,750
6.375%, 5/15/2025	640,000	614,202
6.375%, 1/15/2026	1,105,000	1,061,076
Halcon Resources Corp.:
6.75%, 2/15/2025	710,000	709,113
144A, 6.75%, 2/15/2025	1,280,000	1,272,000
Hess Infrastructure Partners LP, 144A, 5.625%, 2/15/2026	1,010,000	1,020,100
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024	945,000	919,013
144A, 5.75%, 10/1/2025	735,000	727,650
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024	1,385,000	1,388,462
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019	345,000	345,000
Jagged Peak Energy LLC, 144A, 5.875%, 5/1/2026 (c)	803,000	806,011
Laredo Petroleum, Inc.:
5.625%, 1/15/2022	700,000	707,000
6.25%, 3/15/2023	630,000	639,450
MEG Energy Corp.:
144A, 6.375%, 1/30/2023	1,140,000	1,028,850
144A, 6.5%, 1/15/2025	1,345,000	1,345,269
Murphy Oil Corp., 5.75%, 8/15/2025	740,000	738,150

The accompanying notes are an integral part of the financial statements.

14	|	Deutsche Global High Income Fund

	Principal Amount ($)(a)	Value ($)
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027	405,000	402,975
Nabors Industries, Inc.:
5.5%, 1/15/2023	3,100,000	3,036,357
144A, 5.75%, 2/1/2025	1,375,000	1,302,812
Newfield Exploration Co., 5.375%, 1/1/2026	1,110,000	1,150,237
Noble Holding International Ltd., 144A, 7.875%, 2/1/2026 (b)	970,000	977,275
NuStar Logistics LP, 5.625%, 4/28/2027	1,488,000	1,409,419
Oasis Petroleum, Inc.:
6.5%, 11/1/2021	1,385,000	1,419,625
6.875%, 3/15/2022 (b)	1,000,000	1,030,000
6.875%, 1/15/2023 (b)	360,000	369,450
Parsley Energy LLC:
144A, 5.25%, 8/15/2025	330,000	329,175
144A, 5.375%, 1/15/2025	510,000	511,275
144A, 5.625%, 10/15/2027	905,000	916,313
PDC Energy, Inc., 6.125%, 9/15/2024	860,000	881,500
Peabody Energy Corp., 144A, 6.0%, 3/31/2022	1,030,000	1,058,016
Precision Drilling Corp.:
6.5%, 12/15/2021	2,000,000	2,040,000
144A, 7.125%, 1/15/2026	885,000	893,850
QEP Resources, Inc., 5.625%, 3/1/2026	685,000	655,888
Range Resources Corp.:
4.875%, 5/15/2025 (b)	680,000	629,425
5.0%, 8/15/2022	1,950,000	1,915,875
5.0%, 3/15/2023	1,000,000	962,000
5.875%, 7/1/2022	395,000	399,938
Resolute Energy Corp., 144A, 8.5%, 5/1/2020	314,000	314,000
Seven Generations Energy Ltd., 144A, 5.375%, 9/30/2025	810,000	787,725
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025	550,000	558,250
Southwestern Energy Co.:
4.1%, 3/15/2022 (b)	1,500,000	1,458,750
7.75%, 10/1/2027	2,350,000	2,426,375
Sunoco LP:
144A, 5.5%, 2/15/2026	1,015,000	979,475
144A, 5.875%, 3/15/2028	285,000	276,806
Targa Resources Partners LP:
144A, 5.0%, 1/15/2028	1,940,000	1,794,500
5.375%, 2/1/2027	1,850,000	1,771,375
144A, 5.875%, 4/15/2026	938,000	931,153
Transocean, Inc., 144A, 9.0%, 7/15/2023	900,000	970,920
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025	310,000	297,213
U.S.A. Compression Partners LP, 144A, 6.875%, 4/1/2026	1,478,000	1,507,560

The accompanying notes are an integral part of the financial statements.

Deutsche Global High Income Fund	|	15

	Principal Amount ($)(a)		Value ($)
Weatherford International Ltd.:
4.5%, 4/15/2022 (b)		595,000	526,575
7.75%, 6/15/2021 (b)		515,000	507,275
8.25%, 6/15/2023		825,000	775,500
Whiting Petroleum Corp.:
5.75%, 3/15/2021		1,560,000	1,597,050
144A, 6.625%, 1/15/2026 (b)		930,000	953,250
WildHorse Resource Development Corp.:
6.875%, 2/1/2025		280,000	284,200
144A, 6.875%, 2/1/2025		720,000	730,800
WPX Energy, Inc.:
5.25%, 9/15/2024		1,510,000	1,521,325
6.0%, 1/15/2022		959,000	999,757
8.25%, 8/1/2023		800,000	908,000

			94,025,760

Financials 1.2%
Alliance Data Systems Corp., 144A, 5.25%, 11/15/2023	EUR	750,000	942,018
CIT Group, Inc., 4.125%, 3/9/2021		130,000	130,137
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		295,000	304,956
Mercury Bondco PLC, 144A, 8.25%, 5/30/2021	EUR	2,000,000	2,518,840
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		285,000	285,000
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		465,000	460,350
Travelport Corporate Finance PLC, 144A, 6.0%, 3/15/2026		1,009,000	1,031,703

			5,673,004

Health Care 7.2%
Avantor, Inc., 144A, 6.0%, 10/1/2024		525,000	527,625
Charles River Laboratories International, Inc., 144A, 5.5%, 4/1/2026		180,000	183,096
DaVita, Inc.:
5.0%, 5/1/2025		750,000	710,775
5.125%, 7/15/2024		750,000	726,563
Endo Dac, 144A, 6.0%, 7/15/2023		465,000	338,288
Endo Finance LLC, 144A, 5.375%, 1/15/2023		455,000	329,306
HCA, Inc.:
5.25%, 6/15/2026		1,245,000	1,251,225
5.875%, 2/15/2026		5,125,000	5,189,062
LifePoint Health, Inc., 5.5%, 12/1/2021		1,200,000	1,203,000
Mallinckrodt International Finance SA, 144A, 5.625%, 10/15/2023 (b)		345,000	269,963
Nidda BondCo GmbH, 144A, 5.0%, 9/30/2025	EUR	600,000	708,017
Nidda Healthcare Holding AG, 144A, 3.5%, 9/30/2024	EUR	2,900,000	3,450,034
Tenet Healthcare Corp.:
4.5%, 4/1/2021		730,000	723,613
144A, 5.125%, 5/1/2025		680,000	661,300

The accompanying notes are an integral part of the financial statements.

16	|	Deutsche Global High Income Fund

	Principal Amount ($)(a)		Value ($)
6.75%, 6/15/2023 (b)		300,000	294,938
144A, 7.0%, 8/1/2025		100,000	98,250
Teva Pharmaceutical Finance Netherlands III BV:
2.2%, 7/21/2021		9,000,000	8,120,952
144A, 6.0%, 4/15/2024		200,000	194,072
144A, 6.75%, 3/1/2028 (b)		600,000	592,661
Valeant Pharmaceuticals International, Inc.:
144A, 5.625%, 12/1/2021		1,025,000	991,687
144A, 5.875%, 5/15/2023		720,000	661,500
144A, 6.125%, 4/15/2025		785,000	708,046
144A, 6.5%, 3/15/2022		2,030,000	2,106,125
144A, 7.0%, 3/15/2024		1,510,000	1,593,050
144A, 7.5%, 7/15/2021		1,650,000	1,676,812
144A, 9.25%, 4/1/2026 (b)		710,000	724,200
West Street Merger Sub, Inc., 144A, 6.375%, 9/1/2025		460,000	451,950

			34,486,110

Industrials 7.2%
BBA U.S. Holdings, Inc., 144A, 5.375%, 5/1/2026		590,000	593,292
Bombardier, Inc.:
144A, 5.75%, 3/15/2022 (b)		1,680,000	1,684,200
144A, 6.0%, 10/15/2022		1,520,000	1,512,400
REG S, 6.125%, 1/15/2023		1,860,000	1,871,625
144A, 7.5%, 12/1/2024		1,610,000	1,694,525
Brand Industrial Services, Inc., 144A, 8.5%, 7/15/2025		700,000	722,750
Covanta Holding Corp.:
5.875%, 3/1/2024		425,000	418,625
5.875%, 7/1/2025		1,500,000	1,458,750
DAE Funding LLC:
144A, 4.5%, 8/1/2022		67,000	64,488
144A, 5.0%, 8/1/2024		173,000	166,737
GFL Environmental, Inc.:
144A, 5.375%, 3/1/2023		65,000	64,350
144A, 5.625%, 5/1/2022		875,000	876,094
IHO Verwaltungs GmbH:
144A, 4.125%, 9/15/2021		1,000,000	1,002,925
144A, 4.5%, 9/15/2023		798,000	784,035
JB Poindexter & Co., Inc., 144A, 7.125%, 4/15/2026		685,000	696,987
La Financiere Atalian SAS, 144A, 4.0%, 5/15/2024	EUR	780,000	914,847
LKQ European Holdings BV, 144A, 3.625%, 4/1/2026	EUR	1,600,000	1,929,613
Moog, Inc., 144A, 5.25%, 12/1/2022		370,000	378,325
Novafives SAS, 144A, 4.5%, 6/30/2021	EUR	300,000	368,207
Novelis Corp.:
144A, 5.875%, 9/30/2026		785,000	779,112
144A, 6.25%, 8/15/2024		4,185,000	4,263,469

The accompanying notes are an integral part of the financial statements.

Deutsche Global High Income Fund	|	17

	Principal Amount ($)(a)		Value ($)
Oshkosh Corp., 5.375%, 3/1/2025		50,000	51,625
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023		1,250,000	1,196,875
144A, 5.25%, 8/15/2022		2,725,000	2,707,969
144A, 5.5%, 2/15/2024		1,940,000	1,884,225
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		15,000	16,088
Summit Materials LLC:
144A, 5.125%, 6/1/2025		190,000	184,300
6.125%, 7/15/2023		705,000	720,651
8.5%, 4/15/2022		310,000	335,187
TA Manufacturing Ltd., 144A, 3.625%, 4/15/2023	EUR	1,395,000	1,714,040
Tennant Co., 5.625%, 5/1/2025		170,000	173,218
TransDigm, Inc., 5.5%, 10/15/2020		950,000	954,750
WESCO Distribution, Inc., 5.375%, 6/15/2024		675,000	681,750
Wittur International Holding GmbH, REG S, 8.5%, 2/15/2023	EUR	750,000	937,794
Wrangler Buyer Corp., 144A, 6.0%, 10/1/2025		415,000	408,775

			34,212,603

Information Technology 2.5%
Cardtronics, Inc., 144A, 5.5%, 5/1/2025		565,000	524,038
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		1,210,000	1,182,775
Dell International LLC, 144A, 5.875%, 6/15/2021		545,000	560,715
First Data Corp., 144A, 7.0%, 12/1/2023		2,200,000	2,302,036
j2 Cloud Services LLC, 144A, 6.0%, 7/15/2025		800,000	825,000
Netflix, Inc.:
144A, 3.625%, 5/15/2027	EUR	1,610,000	1,931,963
4.375%, 11/15/2026 (b)		1,000,000	934,690
5.875%, 2/15/2025		500,000	513,600
144A, 5.875%, 11/15/2028		565,000	563,587
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		310,000	286,750
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		1,105,000	1,082,900
Western Digital Corp., 4.75%, 2/15/2026		975,000	960,375

			11,668,429

Materials 19.2%
AK Steel Corp.:
6.375%, 10/15/2025		1,580,000	1,480,286
7.0%, 3/15/2027 (b)		965,000	936,050
7.5%, 7/15/2023		700,000	735,000
Alpha 3 BV, 144A, 6.25%, 2/1/2025		800,000	810,000
ARD Finance SA, 6.625%, 9/15/2023 (PIK)	EUR	2,000,000	2,538,978
Ardagh Packaging Finance PLC:
144A, 6.0%, 2/15/2025		3,575,000	3,615,219
144A, 7.25%, 5/15/2024		5,055,000	5,333,025

The accompanying notes are an integral part of the financial statements.

18	|	Deutsche Global High Income Fund

	Principal Amount ($)(a)		Value ($)
Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024		385,000	387,888
BWAY Holding Co., 144A, 5.5%, 4/15/2024		4,160,000	4,180,800
Cascades, Inc., 144A, 5.5%, 7/15/2022		73,000	72,635
Cemex SAB de CV:
144A, 7.75%, 4/16/2026 (b)		2,858,000	3,133,797
REG S, 7.75%, GTY: Subsidiar, 4/16/2026		1,000,000	1,096,500
Chemours Co.:
5.375%, 5/15/2027		700,000	693,000
6.125%, 5/15/2023	EUR	4,740,000	5,988,753
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025 (b)		313,000	277,788
Constellium NV:
144A, 4.25%, 2/15/2026	EUR	1,440,000	1,757,811
144A, 4.625%, 5/15/2021	EUR	1,150,000	1,402,488
144A, 5.75%, 5/15/2024		425,000	417,563
144A, 6.625%, 3/1/2025 (b)		4,500,000	4,561,875
Eagle Intermediate Global Holding BV, 144A, 7.5%, 5/1/2025 (c)		840,000	861,000
First Quantum Minerals Ltd.:
144A, 6.5%, 3/1/2024		2,277,000	2,165,882
144A, 6.875%, 3/1/2026		740,000	703,000
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022		740,000	714,100
3.875%, 3/15/2023		1,450,000	1,390,188
4.0%, 11/14/2021		1,000,000	995,000
5.4%, 11/14/2034		1,010,000	931,725
5.45%, 3/15/2043		210,000	191,100
Hexion, Inc.:
6.625%, 4/15/2020		706,000	662,758
144A, 10.375%, 2/1/2022		250,000	243,125
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		5,185,000	5,405,362
144A, 7.625%, 1/15/2025		1,395,000	1,478,700
Kaiser Aluminum Corp., 5.875%, 5/15/2024		695,000	715,850
Mercer International, Inc.:
144A, 5.5%, 1/15/2026		510,000	501,075
6.5%, 2/1/2024		620,000	644,800
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024		1,190,000	1,151,325
144A, 5.25%, 6/1/2027		1,075,000	1,034,688
Nufarm Australia Ltd., 144A, 5.75%, 4/30/2026		1,420,000	1,416,450
Nyrstar Netherlands Holdings BV:
144A, 8.5%, 9/15/2019	EUR	500,000	653,420
REG S, 8.5%, 9/15/2019	EUR	1,500,000	1,960,260
OCI NV:
144A, 5.0%, 4/15/2023	EUR	320,000	393,354
144A, 6.625%, 4/15/2023		1,116,000	1,131,624

The accompanying notes are an integral part of the financial statements.

Deutsche Global High Income Fund	|	19

	Principal Amount ($)(a)		Value ($)
OI European Group BV, 144A, 4.0%, 3/15/2023		1,260,000	1,197,000
Perstorp Holding AB, 144A, 3-month EURIBOR + 4.250% floor, 4.25%**, 9/15/2022	EUR	1,500,000	1,797,814
Plastipak Holdings, Inc., 144A, 6.25%, 10/15/2025		1,115,000	1,081,550
Platform Specialty Products Corp.:
144A, 5.875%, 12/1/2025		650,000	633,750
144A, 6.5%, 2/1/2022		2,400,000	2,460,000
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		9,470,000	9,529,187
144A, 7.0%, 7/15/2024		1,925,000	2,004,406
SPCM SA:
144A, 2.875%, 6/15/2023	EUR	1,000,000	1,225,390
144A, 4.875%, 9/15/2025		1,000,000	968,450
Teck Resources Ltd.:
6.125%, 10/1/2035		950,000	1,009,375
6.25%, 7/15/2041		900,000	954,000
Tronox, Inc., 144A, 6.5%, 4/15/2026		1,045,000	1,037,163
United States Steel Corp.:
6.25%, 3/15/2026		518,000	514,115
6.875%, 8/15/2025		2,030,000	2,070,600
WR Grace & Co-Conn, 144A, 5.125%, 10/1/2021		205,000	210,594

			91,457,636

Real Estate 2.0%
CyrusOne LP, (REIT), 5.375%, 3/15/2027		1,410,000	1,410,000
Equinix, Inc., (REIT), 2.875%, 2/1/2026	EUR	2,130,000	2,480,000
Howard Hughes Corp., 144A, 5.375%, 3/15/2025		2,215,000	2,209,463
Iron Mountain, Inc., 144A, (REIT), 5.25%, 3/15/2028		960,000	903,600
MPT Operating Partnership LP:
(REIT), 5.0%, 10/15/2027		1,000,000	947,500
(REIT), 5.25%, 8/1/2026		170,000	164,900
SBA Communications Corp., 144A, (REIT), 4.0%, 10/1/2022		1,500,000	1,428,750

			9,544,213

Telecommunication Services 7.5%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		1,400,000	1,419,250
Series W, 6.75%, 12/1/2023 (b)		300,000	297,750
Series Y, 7.5%, 4/1/2024 (b)		2,385,000	2,432,700
Digicel Ltd., REG S, 6.0%, 4/15/2021		1,476,000	1,404,045
eircom Finance DAC, 144A, 4.5%, 5/31/2022	EUR	500,000	618,291
Frontier Communications Corp.:
7.125%, 1/15/2023		275,000	196,625
10.5%, 9/15/2022 (b)		1,600,000	1,407,520
11.0%, 9/15/2025 (b)		650,000	498,875

The accompanying notes are an integral part of the financial statements.

20	|	Deutsche Global High Income Fund

	Principal Amount ($)(a)	Value ($)
Hughes Satellite Systems Corp., 7.625%, 6/15/2021	415,000	445,087
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020	1,400,000	1,366,750
144A, 8.0%, 2/15/2024	2,303,000	2,432,544
144A, 9.75%, 7/15/2025	1,270,000	1,246,187
Sprint Capital Corp.:
6.875%, 11/15/2028	660,000	673,200
8.75%, 3/15/2032	760,000	870,675
Sprint Corp.:
7.125%, 6/15/2024	3,815,000	3,953,294
7.625%, 2/15/2025 (b)	3,700,000	3,894,250
7.625%, 3/1/2026	1,355,000	1,427,831
T-Mobile U.S.A., Inc.:
4.75%, 2/1/2028	1,350,000	1,299,105
6.375%, 3/1/2025	1,019,000	1,069,950
6.5%, 1/15/2026	35,000	37,199
Telesat Canada, 144A, 8.875%, 11/15/2024	3,230,000	3,536,850
ViaSat, Inc., 144A, 5.625%, 9/15/2025	385,000	367,675
Zayo Group LLC:
144A, 5.75%, 1/15/2027	2,410,000	2,392,841
6.0%, 4/1/2023	1,430,000	1,472,900
6.375%, 5/15/2025	1,005,000	1,040,376

		35,801,770

Utilities 2.5%
AmeriGas Partners LP:
5.5%, 5/20/2025	675,000	663,187
5.75%, 5/20/2027	675,000	649,688
Calpine Corp.:
144A, 5.25%, 6/1/2026	710,000	679,381
5.75%, 1/15/2025 (b)	390,000	357,864
NGL Energy Partners LP, 5.125%, 7/15/2019	395,000	395,000
NRG Energy, Inc.:
144A, 5.75%, 1/15/2028	1,545,000	1,529,550
6.25%, 7/15/2022	3,095,000	3,172,375
Vistra Energy Corp.:
5.875%, 6/1/2023	570,000	582,825
6.75%, 11/1/2019	800,000	813,520
7.375%, 11/1/2022	1,100,000	1,159,125
7.625%, 11/1/2024	390,000	419,250
144A, 8.125%, 1/30/2026	1,275,000	1,397,719

		11,819,484
Total Corporate Bonds (Cost $440,835,942)		443,178,220

The accompanying notes are an integral part of the financial statements.

Deutsche Global High Income Fund	|	21

	Principal Amount ($)(a)	Value ($)
Government & Agency Obligations 0.9%
U.S. Treasury Obligations
U.S. Treasury Bills:
1.381%***, 10/11/2018	2,100,000	2,081,458
1.659%***, 10/11/2018	1,000,000	991,171
1.79%***, 10/11/2018	1,000,000	991,171

Total Government & Agency Obligations (Cost $4,071,257)		4,063,800

Loan Participations and Assignments 1.6%
Senior Loans**
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.81%, 1/15/2024	746,164	750,320
CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.651%, 1/31/2025	2,493,750	2,460,234
Crown Finance U.S., Inc., Term Loan, 1-month USD LIBOR + 2.500%, 4.401%, 2/28/2025	1,272,431	1,272,297
CSC Holdings LLC, First Lien Term Loan, 1-month USD LIBOR + 2.250%, 4.147%, 7/17/2025	1,994,962	1,992,219
Dynegy, Inc., Term Loan C2, 1-month USD LIBOR + 2.500%, 4.398%, 2/7/2024	500,000	503,835
Energy Transfer Equity LP, Term Loan B, 1-month USD LIBOR + 2.000%, 3.898%, 2/2/2024	400,000	400,864
Total Loan Participations and Assignments (Cost $7,361,126)		7,379,769

Convertible Bonds 0.4%
Consumer Discretionary 0.0%
DISH Network Corp., 2.375%, 3/15/2024	225,000	194,144

Materials 0.4%
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.006% PIK**, 10/18/2025 (d)	1,524,914	1,881,744
Total Convertible Bonds (Cost $1,751,927)		2,075,888

	Shares	Value ($)
Common Stocks 0.0%
Industrials 0.0%
Quad Graphics, Inc.	388	9,587

Materials 0.0%
GEO Specialty Chemicals, Inc.* (d)	352,348	79,279
GEO Specialty Chemicals, Inc. 144A* (d)	1,703	383

		79,662
Total Common Stocks (Cost $274,668)		89,249

The accompanying notes are an integral part of the financial statements.

22	|	Deutsche Global High Income Fund

	Shares	Value ($)
Warrant 0.0%

Materials
Hercules Trust II, Expiration Date 3/31/2029* (d) (Cost $239,283)	1,219	30,242

Securities Lending Collateral 8.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.64% (e) (f) (Cost $39,614,138)	39,614,138	39,614,138

Cash Equivalents 2.6%
Deutsche Central Cash Management Government Fund, 1.73% (e) (Cost $12,348,183)	12,348,183	12,348,183

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $506,496,524)	106.9	508,779,489
Other Assets and Liabilities, Net	(6.9)	(32,869,384)

Net Assets	100.0	475,910,105

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended April 30, 2018 are as follows:

Value ($) at 10/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 4/30/2018	Value ($) at 4/30/2018
Securities Lending Collateral 8.3%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares”, 1.64% (e) (f)
36,204,404	3,409,734	—	—	—	206,554	—	39,614,138	39,614,138
Cash Equivalents 2.6%
Deutsche Central Cash Management Government Fund, 1.73% (e)
33,078,752	150,437,207	171,167,776	—	—	104,589	—	12,348,183	12,348,183
69,283,156	153,846,941	171,167,776	—	—	311,143	—	51,962,321	51,962,321

*	Non-income producing security.

**	Variable or floating rate security. These securities are shown at their current rate as of April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

The accompanying notes are an integral part of the financial statements.

Deutsche Global High Income Fund	|	23

***	Annualized yield at time of purchase; not a coupon rate.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.

(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at April 30, 2018 amounted to $38,197,438, which is 8.0% of net assets.

(c)	When-issued security.

(d)	Investment was valued using significant unobservable inputs.

(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended April 30, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

EURIBOR: Euro Interbank Offered Rate

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

As of April 30, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	51,626,936	USD	62,988,579	5/31/2018	501,418	Merrill Lynch & Co., Inc.(g)

(g)	U.S. Treasury Note with a value of $1,958,278 received as collateral for open over-the-counter derivatives contracts.

Currency Abbreviations
EUR Euro
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

24	|	Deutsche Global High Income Fund

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are, summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$443,178,220	$—	$443,178,220
Government & Agency Obligations	—	4,063,800	—	4,063,800
Loan Participations and Assignments	—	7,379,769	—	7,379,769
Convertible Bonds	—	194,144	1,881,744	2,075,888
Common Stocks	9,587	—	79,662	89,249
Warrant	—	—	30,242	30,242
Short-Term Investments (h)	51,962,321	—	—	51,962,321
Derivatives (i)
Forward Foreign Currency Contracts	—	501,418	—	501,418
Total	$51,971,908	$455,317,351	$1,991,648	$509,280,907

There have been no transfers between fair value measurement levels during the period ended April 30, 2018.

(h)	See Investment Portfolio for additional detailed categorizations.

(i)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.

The accompanying notes are an integral part of the financial statements.

Deutsche Global High Income Fund	|	25

Statement of Assets and Liabilities

as of April 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $454,534,203) — including $38,197,438 of securities loaned	$456,817,168
Investment in Deutsche Government & Agency Securities Portfolio (cost $39,614,138)*	39,614,138
Investment in Deutsche Central Cash Management Government Fund (cost $12,348,183)	12,348,183
Cash	10,000
Foreign currency, at value (cost $9,887)	9,887
Receivable for investments sold	4,671,752
Receivable for investments sold — when-issued/delayed delivery securities	1,599,809
Receivable for Fund shares sold	341,405
Interest receivable	6,706,275
Unrealized appreciation on forward foreign currency contracts	501,418
Foreign taxes recoverable	4,969
Other assets	71,336
Total assets	522,696,340

Liabilities
Payable upon return of securities loaned	39,614,138
Payable for investments purchased	1,906,701
Payable for investments purchased — when-issued/delayed delivery securities	3,234,000
Payable for Fund shares redeemed	1,158,159
Distributions payable	397,342
Accrued management fee	114,436
Accrued Trustees’ fees	3,911
Other accrued expenses and payables	357,548
Total liabilities	46,786,235
Net assets, at value	$475,910,105

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

26	|	Deutsche Global High Income Fund

Statement of Assets and Liabilities as of April 30, 2018 (Unaudited) (continued)

Net Assets Consist of

Distributions in excess of net investment income	$(794,270)
Net unrealized appreciation (depreciation) on:
Investments	2,282,965
Foreign currency	(9,708)
Forward foreign currency contracts	501,418
Accumulated net realized gain (loss)	(624,429)
Paid-in capital	474,554,129
Net assets, at value	$475,910,105

Net Asset Value
Class A
Net Asset Value and redemption price per share ($39,591,316 ÷ 5,875,644 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.74
Maximum offering price per share (100 ÷ 95.50 of $6.74)	$7.06
Class T
Net Asset Value and redemption price per share ($10,173 ÷ 1,509 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.74
Maximum offering price per share (100 ÷ 97.50 of $6.74)	$6.91
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($23,931,863 ÷ 3,537,549 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$6.77
Class R6
Net Asset Value, offering and redemption price per share ($74,838 ÷ 11,150 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.71
Class S
Net Asset Value, offering and redemption price per share ($358,031,238 ÷ 52,861,659 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.77
Institutional Class
Net Asset Value, offering and redemption price per share ($54,270,677 ÷ 8,080,155 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$6.72

The accompanying notes are an integral part of the financial statements.

Deutsche Global High Income Fund	|	27

Statement of Operations

for the six months ended April 30, 2018 (Unaudited)

Investment Income
Income:
Interest (net of foreign taxes withheld of $3,441)	$13,417,236
Income distributions — Deutsche Central Cash Management Government Fund	104,589
Securities lending income, net of borrower rebates	206,554
Total income	13,728,379
Expenses:
Management fee	973,004
Administration fee	243,251
Services to shareholders	400,144
Distribution and service fees	172,253
Custodian fee	8,167
Professional fees	53,977
Reports to shareholders	30,219
Registration fees	44,393
Trustees’ fees and expenses	12,847
Other	36,496
Total expenses before expense reductions	1,974,751
Expense reductions	(249,297)
Total expenses after expense reductions	1,725,454
Net investment income	12,002,925

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	2,879,707
Swap contracts	27,579
Forward foreign currency contracts	(1,786,250)
Foreign currency	199,918
1,320,954
Change in net unrealized appreciation (depreciation) on:
Investments	(16,486,998)
Forward foreign currency contracts	204,974
Foreign currency	(31,927)
(16,313,951)
Net gain (loss)	(14,992,997)
Net increase (decrease) in net assets resulting from operations	$(2,990,072)

The accompanying notes are an integral part of the financial statements.

28	|	Deutsche Global High Income Fund

Statements of Changes in Net Assets

	Six Months Ended April 30, 2018	Year Ended October 31,
Increase (Decrease) in Net Assets	(Unaudited)	2017

Operations:
Net investment income (loss)	$12,002,925	$22,433,579
Net realized gain (loss)	1,320,954	3,956,463
Change in net unrealized appreciation (depreciation)	(16,313,951)	12,351,514
Net increase (decrease) in net assets resulting from operations	(2,990,072)	38,741,556
Distributions to shareholders from:
Net investment income:
Class A	(1,028,995)	(1,917,376)
Class T	(245)	(147)*
Class C	(497,662)	(719,597)
Class R6	(508)	(403)**
Class S	(9,113,350)	(12,677,939)
Institutional Class	(1,483,029)	(2,064,481)
Return of capital:
Class A	—	(542,973)
Class T	—	(42)*
Class C	—	(203,780)
Class R6	—	(114)**
Class S	—	(3,590,209)
Institutional Class	—	(584,631)
Total distributions	(12,123,789)	(22,301,692)

*	For the period from June 5, 2017 (commencement of operations of Class T) to October 31, 2017.

**	For the period from November 1, 2016 (commencement of operations of Class R6) to October 31, 2017.

The accompanying notes are an integral part of the financial statements.

Deutsche Global High Income Fund	|	29

Statements of Changes in Net Assets (continued)

	Six Months Ended April 30, 2018	Year Ended October 31,
Increase (Decrease) in Net Assets	(Unaudited)	2017

Fund share transactions:
Proceeds from shares sold	$107,087,983	$250,058,261
Reinvestment of distributions	10,999,588	20,081,579
Payments for shares redeemed	(133,635,244)	(195,557,683)
Redemption fees	—	5,427
Net increase (decrease) in net assets from Fund share transactions	(15,547,673)	74,587,584
Increase (decrease) in net assets	(30,661,534)	91,027,448
Net assets at beginning of period	506,571,639	415,544,191
Net assets at end of period (including distributions in excess of net investment income and accumulated distributions in excess of net investment income of $794,270 and $673,406, respectively)	$475,910,105	$506,571,639

The accompanying notes are an integral part of the financial statements.

30	|	Deutsche Global High Income Fund

Financial Highlights

	Six Months Ended 4/30/18		Years Ended October 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$6.94		$6.70	$6.61	$7.14	$7.17	$7.08
Income (loss) from investment operations:
Net investment income[a]	.16		.32	.33	.35	.39	.42
Net realized and unrealized gain (loss)	(.20)		.24	.21	(.41)	(.02)	.11
Total from investment operations	(.04)		.56	.54	(.06)	.37	.53
Less distributions from:
Net investment income	(.16)		(.25)	(.31)	(.34)	(.40)	(.43)
Net realized gains	—		—	(.12)	(.13)	—	(.01)
Return of capital	—		(.07)	(.02)	—	—	—
Total distributions	(.16)		(.32)	(.45)	(.47)	(.40)	(.44)
Redemption fees	—		.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$6.74		$6.94	$6.70	$6.61	$7.14	$7.17
Total Return (%)[b]	(.52	)c**	8.53 [c]	8.42	(.64)	5.44 [c]	7.50

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	40		46	65	39	37	34
Ratio of expenses before expense reductions (%)	.93	*	1.02	1.06	1.08	1.07	1.06
Ratio of expenses after expense reductions (%)	.85	*	.99	1.06	1.08	1.07	1.06
Ratio of net investment income (%)	4.79	*	4.76	5.04	5.10	5.42	5.86
Portfolio turnover rate (%)	43	**	86	67	56	55	59

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain operating expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche Global High Income Fund	|	31

	Six Months Ended 4/30/18		Period Ended
Class T	(Unaudited)		10/31/17[a]

Selected Per Share Data
Net asset value, beginning of period	$6.95		$6.91
Income (loss) from investment operations:
Net investment income (loss)[b]	.16		.13
Net realized and unrealized gain (loss)	(.21)		.04
Total from investment operations	(.05)		.17
Less distributions from:
Net investment income	(.16)		(.10)
Return of capital	—		(.03)
Total distributions	(.16)		(.13)
Net asset value, end of period	$6.74		$6.95
Total Return (%)[c,d]	(.52	)**	2.47	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	10		10
Ratio of expenses before expense reductions (%)	.95	*	1.08	*
Ratio of expenses after expense reductions (%)	.85	*	.85	*
Ratio of net investment income (%)	4.79	*	4.61	*
Portfolio turnover rate (%)	43	**	86	[e]

[a]	For the period from June 5, 2017 (commencement of operations of Class T) to October 31, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Total return would have been lower had certain operating expenses not been reduced.

[e]	Represents the Fund’s portfolio turnover rate for the year ended October 31, 2017.

*	Annualized

**	Not annualized

32	|	Deutsche Global High Income Fund

	Six Months Ended 4/30/18		Years Ended October 31,
Class C	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$6.97		$6.73	$6.64	$7.16	$7.20	$7.11
Income (loss) from investment operations:
Net investment income (loss)[a]	.14		.27	.28	.30	.34	.37
Net realized and unrealized gain (loss)	(.20)		.24	.21	(.40)	(.03)	.11
Total from investment operations	(.06)		.51	.49	(.10)	.31	.48
Less distributions from:
Net investment income	(.14)		(.21)	(.26)	(.29)	(.35)	(.38)
Net realized gains	—		—	(.12)	(.13)	—	(.01)
Return of capital	—		(.06)	(.02)	—	—	—
Total distributions	(.14)		(.27)	(.40)	(.42)	(.35)	(.39)
Redemption fees	—		.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$6.77		$6.97	$6.73	$6.64	$7.16	$7.20
Total Return (%)[b]	(1.02	)c**	7.73 [c]	7.76	(1.50)	4.65 [c]	6.68 [c]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24		25	22	12	11	12
Ratio of expenses before expense reductions (%)	1.70	*	1.77	1.82	1.83	1.83	1.82
Ratio of expenses after expense reductions (%)	1.60	*	1.72	1.82	1.83	1.82	1.82
Ratio of net investment income (%)	4.04	*	3.98	4.27	4.35	4.68	5.10
Portfolio turnover rate (%)	43	**	86	67	56	55	59

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain operating expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche Global High Income Fund	|	33

	Six Months Ended 4/30/18		Period Ended
Class R6	(Unaudited)		10/31/17[a]

Selected Per Share Data
Net asset value, beginning of period	$6.92		$6.65
Income (loss) from investment operations:
Net investment income (loss)[b]	.17		.34
Net realized and unrealized gain (loss)	(.21)		.27
Total from investment operations	(.04)		.61
Less distributions from:
Net investment income	(.17)		(.26)
Return of capital	—		(.08)
Total distributions	(.17)		(.34)
Redemption fees	—		.00	***
Net asset value, end of period	$6.71		$6.92
Total Return (%)[c]	(.39	)**	9.14	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	75		11
Ratio of expenses before expense reductions (%)	.69	*	.84	*
Ratio of expenses after expense reductions (%)	.55	*	.73	*
Ratio of net investment income (%)	5.11	*	4.97	*
Portfolio turnover rate (%)	43	**	86	[d]

[a]	For the period from November 1, 2016 (commencement of operations) to October 31, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain operating expenses not been reduced.

[d]	Represents the fund’s portfolio turnover rate for the year ended October 31, 2017.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

34	|	Deutsche Global High Income Fund

	Six Months Ended 4/30/18		Years Ended October 31,
Class S	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$6.98		$6.74	$6.65	$7.17	$7.21	$7.11
Income (loss) from investment operations:
Net investment income (loss)[a]	.17		.34	.34	.37	.41	.44
Net realized and unrealized gain (loss)	(.21)		.24	.21	(.40)	(.03)	.12
Total from investment operations	(.04)		.58	.55	(.03)	.38	.56
Less distributions from:
Net investment income	(.17)		(.26)	(.32)	(.36)	(.42)	(.45)
Net realized gains	—		—	(.12)	(.13)	—	(.01)
Return of capital	—		(.08)	(.02)	—	—	—
Total distributions	(.17)		(.34)	(.46)	(.49)	(.42)	(.46)
Redemption fees	—		.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$6.77		$6.98	$6.74	$6.65	$7.17	$7.21
Total Return (%)[b]	(.41	)**	8.59	8.78	(.53)	5.70	7.89

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	358		368	272	225	231	244
Ratio of expenses before expense reductions (%)	.76	*	.84	.87	.88	.89	.89
Ratio of expenses after expense reductions (%)	.65	*	.76	.85	.85	.82	.82
Ratio of net investment income (%)	4.99	*	4.93	5.24	5.33	5.68	6.10
Portfolio turnover rate (%)	43	**	86	67	56	55	59

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain operating expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche Global High Income Fund	|	35

	Six Months Ended 4/30/18		Years Ended October 31,
Institutional Class	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$6.92		$6.68	$6.59	$7.11	$7.15	$7.06
Income (loss) from investment operations:
Net investment income (loss)[a]	.17		.34	.34	.37	.41	.44
Net realized and unrealized gain (loss)	(.20)		.24	.21	(.40)	(.03)	.11
Total from investment operations	(.03)		.58	.55	(.03)	.38	.55
Less distributions from:
Net investment income	(.17)		(.26)	(.32)	(.36)	(.42)	(.45)
Net realized gains	—		—	(.12)	(.13)	—	(.01)
Return of capital	—		(.08)	(.02)	—	—	—
Total distributions	(.17)		(.34)	(.46)	(.49)	(.42)	(.46)
Redemption fees	—		.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$6.72		$6.92	$6.68	$6.59	$7.11	$7.15
Total Return (%)	(.41	)b**	8.86 [b]	8.75	(.36)	5.76	7.84

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	54		68	56	37	29	29
Ratio of expenses before expense reductions (%)	.66	*	.73	.75	.78	.76	.74
Ratio of expenses after expense reductions (%)	.60	*	.69	.75	.78	.76	.74
Ratio of net investment income (%)	5.04	*	5.00	5.33	5.41	5.72	6.20
Portfolio turnover rate (%)	43	**	86	67	56	55	59

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain operating expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

36	|	Deutsche Global High Income Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Global High Income Fund (the “Fund”) is a diversified series of Deutsche Income Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class C shares are not subject to an initial sales charge, but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class R6 shares are not subject to an initial or contingent deferred sales charge and are only available to participants in certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1

Deutsche Global High Income Fund	|	37

includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the

38	|	Deutsche Global High Income Fund

company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended April 30, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of April 30, 2018, the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.14% annualized effective rate as of

Deutsche Global High Income Fund	|	39

April 30, 2018) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of April 30, 2018, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on

40	|	Deutsche Global High Income Fund

income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

At October 31, 2017, the Fund had a net tax basis capital loss carryforward of approximately $1,907,391, which may be applied against realized net taxable capital gains indefinitely.

At October 31, 2017, the aggregate cost of investments for federal income tax purposes was $522,101,265. The net unrealized appreciation for all investments based on tax cost was $18,731,971. This consisted of aggregate gross unrealized appreciation for all investments which there was an excess of value over tax cost of $21,797,788 aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $3,065,817.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to securities sold at a loss, forward foreign currency exchange contracts and swaps. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. Prior to February 1, 2017, the Fund imposed a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 30 days of buying them, either by purchase or exchange (subject to certain exceptions). This fee was

Deutsche Global High Income Fund	|	41

assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in-capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash

42	|	Deutsche Global High Income Fund

flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Credit Default Swaps. Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended April 30, 2018, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer’s credit quality characteristics and to hedge the risk of default or other specified credit events on portfolio assets.

Deutsche Global High Income Fund	|	43

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

There were no open credit default swap contracts as of April 30, 2018. For the six months ended April 30, 2018, the investment in credit default swap contracts sold had a total notional amount generally indicative of a range from $0 to $1,175,000.

Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2018, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2018 is included in a table following the Fund’s Investment Portfolio. For the six months ended April 30, 2018, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $62,989,000 to $68,071,000.

The following table summarizes the value of the Fund’s derivative instruments held as of April 30, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Assets Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$501,418

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The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Unrealized appreciation on forward foreign currency contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Credit Contracts (b)	$—	$27,579	$27,579
Foreign Exchange Contracts (b)	(1,786,250)	—	(1,786,250)
	$(1,786,250)	$27,579	$(1,758,671)

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from forward currency contracts and swap contracts, respectively

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (c)	$204,974

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts

As of April 30, 2018, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received (d)	Net Amount of Derivative Assets
Merrill Lynch & Co., Inc.	$501,418	$—	$(501,418)	$—

(d)	The actual collateral received may be more than the amounts shown.

Deutsche Global High Income Fund	|	45

C. Purchases and Sales of Securities

During the six months ended April 30, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $201,757,501 and $203,954,807, respectively. There were no purchases and sales of U.S. Treasury securities during the period.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.40%.

For the period from November 1, 2017 through January 31, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	.85%
Class T	.85%
Class C	1.60%
Class R6	.55%
Class S	.65%
Institutional Class	.60%

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For the six months ended April 30, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$17,032
Class T	5
Class C	11,624
Class R6	14
Class S	202,729
Institutional Class	17,893
$249,297

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2018, the Administration Fee was $243,251, of which $39,824 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2018, the amounts charged to the Fund by DSC were as follows:

Service Provider Fee	Total Aggregated	Unpaid at April 30, 2018
Class A	$3,801	$1,299
Class T	10	5
Class C	777	143
Class R6	11	3
Class S	31,516	10,883
Institutional Class	958	237
	$37,073	$12,570

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements

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with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2018, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2018
Class C	$91,183	$14,874

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A, T and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at April 30, 2018	Annualized Rate
Class A	$50,670	$16,846	.24%
Class T	8	8	.16%
Class C	30,392	10,110	.25%
	$81,070	$26,964

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares of the Fund for the six months ended April 30, 2018 aggregated $2,916.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended April 30, 2018, the CDSC for Class C shares aggregated $2,302. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $11,019, of which $10,722 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund

48	|	Deutsche Global High Income Fund

and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in Deutsche Variable NAV Money Fund.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended April 30, 2018, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $15,547.

E. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At April 30, 2018, there was one account that held approximately 13% of the outstanding shares of the Fund.

F. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there

Deutsche Global High Income Fund	|	49

may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

G. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2018.

H. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	Shares	Dollars	Shares		Dollars

Shares sold
Class A	1,126,214	$7,723,343	3,051,403		$20,785,554
Class T	—	—	1,447	*	10,000	*
Class C	389,015	2,672,668	977,156		6,699,320
Class R6	9,484	63,869	1,541	**	10,256	**
Class S	12,391,553	85,373,618	27,797,580		189,927,372
Institutional Class	1,649,682	11,254,485	4,769,030		32,625,759
		$107,087,983			$250,058,261

Shares issued to shareholders in reinvestment of distributions
Class A	142,577	$973,122	345,165		$2,350,351
Class T	36	243	26	*	181	*
Class C	70,358	481,920	128,489		880,835
Class R6	67	453	75	**	508	**
Class S	1,174,514	8,056,336	2,075,107		14,255,785
Institutional Class	218,729	1,487,514	381,077		2,593,919
		$10,999,588			$20,081,579

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	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	Shares	Dollars	Shares	Dollars

Shares redeemed
Class A	(2,023,431)	$(13,860,583)	(6,499,650)	$(44,011,040)
Class C	(454,084)	(3,107,431)	(908,493)	(6,223,167)
Class R6	(17)	(112)	—	—
Class S	(13,386,379)	(91,812,910)	(17,623,564)	(120,884,649)
Institutional Class	(3,633,112)	(24,854,208)	(3,624,057)	(24,438,827)
		$(133,635,244)		$(195,557,683)

Redemption fees		$—		$5,427

Net increase (decrease)
Class A	(754,640)	$(5,164,118)	(3,103,082)	$(20,874,227)
Class T	36	243	1,473 *	10,181 *
Class C	5,289	47,157	197,152	1,357,151
Class R6	9,534	64,210	1,616 **	10,764 **
Class S	179,688	1,617,044	12,249,123	83,302,855
Institutional Class	(1,764,701)	(12,112,209)	1,526,050	10,780,860
		$(15,547,673)		$74,587,584

*	For the period from June 5, 2017 (commencement of operations of Class T) to October 31, 2017.

**	For the period from November 1, 2016 (commencement of operations of Class R6) to October 31, 2017.

I. Name Changes

In connection with adoption of the DWS brand, effective on or about July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, will be renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” will become known as the “DWS Funds.” As a result, Deutsche Global High Income Fund will be renamed DWS Global High Income Fund.

Deutsche Global High Income Fund	|	51

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2017 to April 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

52	|	Deutsche Global High Income Fund

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2018 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 11/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/18	$994.80	$994.80	$989.80	$996.10	$995.90	$995.90
Expenses Paid per $1,000*	$4.20	$4.20	$7.89	$2.72	$3.22	$2.97

Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 11/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/18	$1,020.58	$1,020.58	$1,016.86	$1,022.07	$1,021.57	$1,021.82
Expenses Paid per $1,000*	$4.26	$4.26	$8.00	$2.76	$3.26	$3.01

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Deutsche Global High Income Fund	.85%	.85%	1.60%	.55%	.65%	.60%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche Global High Income Fund	|	53

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Global High Income Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

54	|	Deutsche Global High Income Fund

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 3rd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in the one-year period ended December 31, 2016.

Deutsche Global High Income Fund	|	55

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that, effective July 1, 2017, DIMA agreed to reduce the Fund’s contractual management fee rate to an annual rate of 0.40%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM manages a Deutsche Europe fund comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to Deutsche Funds as compared to Deutsche Europe funds and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits

56	|	Deutsche Global High Income Fund

attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA

Deutsche Global High Income Fund	|	57

compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Advisory Agreement Amendment

At a meeting held in July 2017, the Board of Trustees, all members of which are Independent Trustees, approved an amendment to the Fund’s Agreement to adopt a revised management fee schedule reducing DIMA’s management fee under the Agreement. The revised management fee schedule took effect as of July 1, 2017.

In connection with its review of the amendment in July 2017, the Board noted that it most recently approved the renewal of the Agreement pursuant to a process that concluded in September 2016. In addition, the Board considered:

–	With the exception of the revised management fee schedule, the terms of the Agreement remained the same.

–	DIMA’s statement that there would be no reduction in services to the Fund as a result of the revised management fee schedule.

Based on all of the information considered, the Board concluded that the revised management fee schedule was reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA. The Board unanimously determined that approval of the revised management fee schedule was in the best interests of the Fund.

58	|	Deutsche Global High Income Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting

The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —

dws.com/en-us/resources/proxy-voting — or on the SEC’s Web

site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at

(800) 728-3337.

Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Deutsche Global High Income Fund	|	59

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of DWS Group, is the investment advisor for the Fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	SGHAX	SGHTX	SGHCX	SGHSX	MGHYX
CUSIP Number	25155T 882	25155T 296	25155T 700	25155T 601	25155T 502
Fund Number	416	1716	716	2100	596

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

Log in/register to manage retirement account assets at

https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	SGHRX
CUSIP Number	25155T 353
Fund Number	1616

60	|	Deutsche Global High Income Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Deutsche Global High Income Fund	|	61

Who we are
Who is providing this notice?	DWS Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018

62	|	Deutsche Global High Income Fund

DGHIF-3

(R-027570-7 6/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global High Income Fund, a series of Deutsche Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	6/29/2018